Business Combination	12 Months Ended
Dec. 31, 2020
Disclosure Of Business Combinations Abstract [Abstract]
Disclosure Of Detailed Information About Business Combinations Explanatory

44. Business Combination

44.1 Acquisition of Prudential Life Insurance Company of Korea Ltd.

44.1.1 General information

On August 26, 2020, the Group obtained an approval from the Financial Services Commission to acquire Prudential Life Insurance Company of Korea Ltd. On August 31, 2020, the Group acquired 100 percent share in the subsidiary through purchase of shares and obtained control.

The main purpose of the business combination is to improve competitiveness of life insurance business by including the acquiree into subsidiaries of the Group.

44.1.2 Identifiable assets acquired and liabilities assumed

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Cash	￦	2,299,541

Total consideration transferred		2,299,541

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		574,204
Financial assets at fair value through profit or loss		503,853
Financial assets at fair value through other comprehensive income		7,195,958
Securities measured at amortized cost		10,064,300
Loans measured at amortized cost		759,869
Derivatives		389
Property and equipment		178,537
Intangible assets[1]		10,382
Other assets		4,931,131

Total assets		24,218,623

Insurance liabilities[2]		16,752,888
Derivatives		1,166
Other liabilities		5,019,961

Total liabilities		21,774,015

Total identifiable net assets	￦	2,444,608

Non-controlling interests		—
Gain on a bargain purchase[3]		145,067

[1]	Memberships, software, development costs and others were previously held by Prudential Life Insurance Company of Korea Ltd.
[2]	Separately measured VOBA (Value of Business Acquired) was adjusted by applying an indirect method of intrinsic value to the carrying amount of insurance liabilities of the acquiree.
[3]	As a result of the business combination, gain on a bargain purchase was recognized as other non-operating income in the consolidated statement of comprehensive income.

For the allocation of consideration, the Group measured the acquiree’s identifiable assets and liabilities at their fair value at the acquisition date. The fair value is measured at the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. If the value is not directly observed, it is estimated using an appropriate valuation technique.

Details of intangible assets recognized as the result of the business combination are as follows:

2020
(In millions of Korean won)
VOBA[1]	￦ (2,807,162)
Others[2]	10,382

￦ (2,796,780)

[1]

Negative VOBA was recognized and adjusted in the insurance liability. In accordance with IFRS No.4, an indirect method of intrinsic value is applied to the measurement of VOBA. VOBA is a similar concept to present value of in force business (PVIF) and present value of future profits (PVFP or PVP). The VOBA from intrinsic values is calculated through the actuarial model and cash flows that were originally used to calculate the embedded value of the insurance contracts.

[2]	Memberships, software, development costs and others were previously held by Prudential Life Insurance Company of Korea Ltd.

44.1.3 Expenses related to business combination

The Group incurred expenses of ￦ 10,183 million, including legal fees and due diligence fees, in connection with the business combination, and these were recognized as fee and commission expenses in the consolidated statement of comprehensive income.

44.1.4 Others

Operating income and net profit of Prudential Life Insurance Company of Korea Ltd. for the period after the acquisition date were ￦ 92,535 million and ￦ 55,711 million, respectively, which are reflected in the consolidated statement of comprehensive income.

If Prudential Life Insurance Company of Korea Ltd. was consolidated from the beginning of the current period, its operating income and net profit to be reflected in the consolidated statement of comprehensive income would be ￦ 529,678 million and ￦ 386,864 million, respectively.

44.2 Acquisition of PRASAC Microfinance Institution Plc (PRASAC).

On April 10, 2020, the Group acquired 161 million shares which is 70% of total 230 million shares in PRASAC, a microfinance company in Cambodia, for US$ 603 million from existing shareholders. Therefore, PRASAC became a subsidiary of the Group.

The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Cash	￦	733,976

Total consideration transferred		733,976

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		658,865
Loans measured at amortized cost		3,194,211
Financial investments		35
Property and equipment		24,472
Intangible assets		1,821
Current income tax assets		873
Deferred income tax assets		26,330
Other assets		37,325

Total assets		3,943,932

Deposits		2,222,944
Borrowings		1,038,684
Debentures		89,570
Current income tax liabilities		9,238
Deferred income tax liabilities		323
Other liabilities		101,696

Total liabilities		3,462,455

Total identifiable net assets	￦	481,477

Non-controlling interests[1]		144,443
Goodwill[2]		396,942

[1]	Measured at the proportionate share (30%) of the fair value of PRASAC’s net assets as of the acquisition date.
[2]	As a result of the business combination, there was a goodwill and the Group recognized it as intangible assets in the consolidated statement of financial position.

Details of loans acquired are as follows:

	2020
	(In millions of Korean won)
Acquiree’s carrying amount of loans	￦	3,294,798
Present value of contractual cash flows not expected to be paid		(100,587)

Fair value of loans	￦	3,194,211

The Group has signed an agreement with the existing shareholders of PRASAC. The existing shareholders have the right of put option to sell 30% of the remaining shares to the Group, and they are entitled to exercise their rights at the exercise price calculated on the basis of the adjusted book value of net asset as of 2021 year-end, within six months from the issue date of the audit report or the confirmation date of the adjusted value. If the put option is not exercised until its expiry, the Group has a right to exercise a call option during the six months following the expiry of such put option. All shareholders are restricted from selling shares or additional pledge before exercising the put option and call option. In addition, the Group has agreed to pay dividends to existing shareholders of PRASAC for 30% of the amount exceeding USD 370 million based on the adjusted carrying value of net asset and this payment can be added to the exercised price of put option in accordance with the shareholders’ agreement.

Amount of the recognized liabilities and deducted equity in relation to the above agreement with shareholders are as follows:

	2020
	(In millions of Korean won)
Agreement with shareholders (purchase of remaining shares and payment of dividends)
Other payables (present value of exercising price of options)	￦	308,236
Other payables (present value of expected dividends)		102,986

	￦	411,222

Attributable to ordinary equity holders of the Parent Company (capital surplus)		(411,222)

Operating income and net profit of PRASAC for the period after the acquisition date were ￦ 147,571 million and ￦ 118,339 million, respectively, which are reflected in the consolidated statement of comprehensive income, and the amount attributed to net profit to shareholders of the Parent Company is ￦ 82,837 million.

If PRASAC was consolidated from the beginning of the current period, its operating income and net profit to be reflected in the consolidated statement of comprehensive income would be ￦ 183,735 million and ￦ 147,383 million, respectively and the amount that would have been attributed to net profit to shareholders of the Parent Company is ￦ 103,168 million.

44.3 Acquisition of PT Bank Bukopin TBK

At the Board of Directors meeting held on July 16, 2020, the Group has decided to acquire additional ordinary shares of PT Bank Bukopin TBK, the Group’s associate, which operates a banking business in Indonesia, through issuance of shares in the form of an allotment to shareholders (1st) and an allotment to the third party (2nd).

Accordingly, the Group acquired 2,967,600,372 ordinary shares for IDR 534,168,066,960 (￦ 43,909 million) from issuance of shares in the form of an allotment to shareholders (1st) on July 30, 2020, and 16,360,578,947 ordinary shares for IDR 3,108,509,999,930 (￦ 252,722 million) from issuance of shares in the form of an allotment to the third party (2nd) on September 2, 2020. The Group secured 67.00% of PT Bank Bukopin TBK through paid-in capital increase twice, and PT Bank Bukopin TBK became a subsidiary of the Group on September 2, 2020.

The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Fair value of existing shares at the time of exchange	￦	78,446
Cash (=16,360,578,947shares x 190 IDR)		252,722

Total consideration transferred		331,168

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		300,424
Financial assets at fair value through profit or loss		3,960
Derivative assets		130
Loans measured at amortized cost		4,256,209
Financial investments		469,625
Property and equipment		280,197
Intangible assets		99,085
Deferred income tax assets		25,350
Assets held for sale		183,642
Other assets		272,775

Total assets		5,891,397

Deposits		4,253,557
Borrowings		838,142
Debentures		141,806
Provisions		3,522
Net defined benefit liabilities		15,141
Other liabilities		276,336

Total liabilities		5,528,504

Total identifiable net assets	￦	362,893

Non-controlling interests[1]		120,945
Goodwill[2]		89,220

[1]	The sum of the existing non-controlling interests held by PT Bank Bukopin TBK and the proportionate share (33%) of the fair value of PT Bank Bukopin TBK’s net assets as of the acquisition date.
[2]	As a result of the business combination, there was a goodwill and the Group recognized it as intangible assets in the consolidated statement of financial position.

Details of loans acquired are as follows:

	2020
	(In millions of Korean won)
Acquiree’s carrying amount of loans	￦	5,053,321
Present value of contractual cash flows not expected to be paid		(797,112)

Fair value of loans	￦	4,256,209

In 2020, the Group measured 33.90% shares of PT Bank Bukopin TBK, which the Group held before the business combination, at fair value, and recognized ￦ 30,277 million as gain on investment in associates in the consolidated statement of comprehensive income.

Operating loss and net loss of PT Bank Bukopin TBK for the period after the acquisition date were ￦ 61,051 million and ￦ 43,402 million, respectively, which are reflected in the consolidated statement of comprehensive income, and the amount attributed to net loss to shareholders of the Parent Company is ￦ 29,223 million.

If PT Bank Bukopin TBK was consolidated from the beginning of the current period, its operating loss and net loss to be reflected in the consolidated statement of comprehensive income would be ￦ 190,584 million and ￦ 146,227 million, respectively and the amount that would have been attributed to net loss to shareholders of the Parent Company is ￦ 97,981 million.

Details of intangible assets recognized as a result of business combinations are as follows:

	2020
	(In millions of Korean won)
Core deposits[1]	￦	95,477
Others[2]		3,608

	￦	99,085

[1]	It is an identifiable intangible asset and reflects the fair value of financing costs saved through stable relationships with saving customers.
[2]	Software and other intangible assets which were previously held by PT Bank Bukopin TBK.

44.4 Acquisition of PT. Finansia Multi Finance

On July 3, 2020, the Group acquired 80 percent share in PT. Finansia Multi Finance, which is engaged in financial services in Indonesia, and obtained control.

The main purpose of the business combination is to improve competitiveness of global business by maximizing the operational synergy with foreign subsidiaries.

Details of consideration paid, assets acquired and liabilities assumed are as follows:

	2020
	(In millions of Korean won)
Consideration
Cash	￦	89,689

Total consideration transferred		89,689

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and due from financial institutions		24,150
Loans measured at amortized cost		191,039
Property and equipment		13,837
Intangible assets		13,409
Other assets		17,587

Total assets		260,022

Borrowings		146,588
Debentures		46,865
Other liabilities		19,233

Total liabilities		212,686

Total identifiable net assets	￦	47,336

Non-controlling interests[1]		9,467
Goodwill[2]		51,820

[1]	Measured at the proportionate share (20%) of the fair value of PT. Finansia Multi Finance’s net assets as of the acquisition date.
[2]	As a result of the business combination, there was a goodwill and the Group recognized it as intangible assets in the consolidated statement of financial position.

The Group incurred expenses of ￦ 1,064 million and ￦ 1,623 million for the 2020 and 2019, respectively, including legal fees and due diligence fees, in connection with the business combination, and these were recognized as fee and commission expenses in the consolidated statement of comprehensive income.

Operating loss and net loss of PT. Finansia Multi Finance for the period after the acquisition date were ￦ 4,432 million and ￦ 3,456 million, respectively, which are reflected in the consolidated statement of comprehensive income.

If PT. Finansia Multi Finance was consolidated from the beginning of the current period, its operating loss and net loss to be reflected in the consolidated statement of comprehensive income would be ￦ 26,166 million and ￦ 19,187 million, respectively and the amount that would have been attributed to net loss to shareholders of the Parent Company is ￦ 15,349 million.